UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-00229
SELIGMAN GROWTH FUND, INC.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

Item 1.	Schedule of Investments

Portfolio of Investments
Seligman Growth Fund
March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.3%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.6%)
Precision Castparts Corp.	127,100	(e)	$18,706,578
United Technologies Corp.	319,100		27,011,815

Total			45,718,393

Air Freight & Logistics (1.0%)
United Parcel Service, Inc., Class B	226,100		16,803,752

Auto Components (1.1%)
Autoliv, Inc.	260,800	(c)	19,359,184

Biotechnology (2.1%)
Alexion Pharmaceuticals, Inc.	155,200	(b,e)	15,315,136
Celgene Corp.	151,700	(b)	8,727,301
Dendreon Corp.	329,900	(b)	12,348,157

Total			36,390,594

Capital Markets (2.5%)
BlackRock, Inc.	90,400		18,171,304
Franklin Resources, Inc.	106,200		13,283,496
Morgan Stanley	445,100		12,160,132

Total			43,614,932

Chemicals (1.1%)
Celanese Corp., Series A	203,400		9,024,858
PPG Industries, Inc.	105,400		10,035,134

Total			19,059,992

Commercial Banks (0.4%)
Fifth Third Bancorp	447,800		6,215,464

Communications Equipment (5.0%)
Ciena Corp.	362,200	(b,e)	9,402,712
Cisco Systems, Inc.	323,781		5,552,844
JDS Uniphase Corp.	283,300	(b)	5,903,972
Juniper Networks, Inc.	499,900	(b,e)	21,035,792
QUALCOMM, Inc.	841,000		46,112,030

Total			88,007,350

Computers & Peripherals (7.6%)
Apple, Inc.	253,059	(b)	88,178,409
EMC Corp.	1,721,600	(b,e)	45,708,480

Total			133,886,889

Construction & Engineering (1.2%)
Foster Wheeler AG	186,400	(b,c,e)	7,012,368
KBR, Inc.	385,200		14,549,004

Total			21,561,372

Issuer	Shares		Value(a)
Containers & Packaging (1.1%)
Crown Holdings, Inc.	263,500	(b)	10,165,830
Packaging Corp. of America	310,634		8,974,216

Total			19,140,046

Diversified Financial Services (1.0%)
JPMorgan Chase & Co.	376,400		17,352,040

Electrical Equipment (2.0%)
Emerson Electric Co.	452,600		26,445,418
Rockwell Automation, Inc.	92,800		8,783,520

Total			35,228,938

Electronic Equipment, Instruments & Components (1.4%)
Corning, Inc.	570,700		11,773,541
TE Connectivity Ltd.	370,900	(c)	12,914,738

Total			24,688,279

Energy Equipment & Services (3.5%)
Halliburton Co.	480,600		23,953,104
McDermott International, Inc.	399,200	(b)	10,135,688
Nabors Industries Ltd.	483,400	(b,c)	14,685,692
National Oilwell Varco, Inc.	157,900		12,516,733

Total			61,291,217

Food & Staples Retailing (3.4%)
Costco Wholesale Corp.	245,200		17,978,064
Walgreen Co.	574,400	(e)	23,056,416
Whole Foods Market, Inc.	275,300	(e)	18,142,270

Total			59,176,750

Food Products (0.8%)
The Hershey Co.	271,100		14,734,285

Health Care Equipment & Supplies (2.8%)
Covidien PLC	220,700	(c)	11,463,158
Edwards Lifesciences Corp.	117,300	(b)	10,205,100
St. Jude Medical, Inc.	527,300	(e)	27,029,398

Total			48,697,656

Health Care Providers & Services (2.9%)
Express Scripts, Inc.	284,600	(b)	15,826,606
UnitedHealth Group, Inc.	410,700		18,563,640
Universal Health Services, Inc., Class B	348,400		17,214,444

Total			51,604,690

Health Care Technology (0.6%)
Cerner Corp.	96,400	(b,e)	10,719,680

Hotels, Restaurants & Leisure (2.2%)
Bally Technologies, Inc.	210,300	(b)	7,959,855
Ctrip.com International Ltd., ADR	125,600	(b,c)	5,211,144
Starbucks Corp.	675,100		24,944,945

Total			38,115,944

Issuer	Shares		Value(a)
Insurance (0.5%)
MetLife, Inc.	190,400	(e)	8,516,592

Internet & Catalog Retail (1.5%)
Amazon.com, Inc.	104,900	(b)	18,895,637
priceline.com, Inc.	15,500	(b,e)	7,849,820

Total			26,745,457

Internet Software & Services (2.9%)
Google, Inc., Class A	86,109	(b)	50,477,957

IT Services (3.2%)
Cognizant Technology Solutions Corp., Class A	243,375	(b)	19,810,725
IBM Corp.	172,300		28,096,961
Teradata Corp.	150,300	(b)	7,620,210

Total			55,527,896

Life Sciences Tools & Services (1.2%)
Life Technologies Corp.	165,400	(b)	8,670,268
Waters Corp.	152,000	(b)	13,208,800

Total			21,879,068

Machinery (4.6%)
Cummins, Inc.	93,300		10,227,546
Deere & Co.	184,000	(e)	17,827,760
Dover Corp.	374,500	(e)	24,619,630
Flowserve Corp.	116,500		15,005,200
Parker Hannifin Corp.	140,600		13,312,008

Total			80,992,144

Media (1.9%)
CBS Corp., Class B Non Voting	538,200		13,476,528
Viacom, Inc., Class B	419,500		19,515,140

Total			32,991,668

Metals & Mining (1.7%)
Allegheny Technologies, Inc.	270,500		18,318,260
Freeport-McMoRan Copper & Gold, Inc.	215,000		11,943,250

Total			30,261,510

Multiline Retail (0.8%)
Nordstrom, Inc.	294,700	(e)	13,226,136
Target Corp.	71		3,551

Total			13,229,687

Oil, Gas & Consumable Fuels (7.6%)
Apache Corp.	74,426		9,743,852
Chevron Corp.	232,300		24,955,989
Continental Resources, Inc.	196,600	(b,e)	14,051,002
Exxon Mobil Corp.	359,200		30,219,496
Kinder Morgan Management LLC	—	(b,d)	28
Murphy Oil Corp.	95,000		6,974,900
Occidental Petroleum Corp.	152,200		15,903,378
Peabody Energy Corp.	251,600	(e)	18,105,136
Southwestern Energy Co.	362,700	(b,e)	15,585,219

Total			135,539,000

Issuer	Shares		Value(a)
Personal Products (1.2%)
The Estee Lauder Companies, Inc., Class A	209,900		20,225,964

Pharmaceuticals (2.3%)
Allergan, Inc.	253,700		18,017,774
Perrigo Co.	186,100	(e)	14,798,672
Watson Pharmaceuticals, Inc.	127,000	(b)	7,113,270

Total			39,929,716

Road & Rail (1.8%)
JB Hunt Transport Services, Inc.	294,100		13,358,022
Union Pacific Corp.	184,900		18,181,217

Total			31,539,239

Semiconductors & Semiconductor Equipment (3.8%)
Advanced Micro Devices, Inc.	832,400	(b)	7,158,640
Fairchild Semiconductor International, Inc.	480,200	(b,e)	8,739,640
Marvell Technology Group Ltd.	485,800	(b,c)	7,554,190
Netlogic Microsystems, Inc.	220,300	(b,e)	9,257,006
Skyworks Solutions, Inc.	515,400	(b,e)	16,709,268
Texas Instruments, Inc.	518,100		17,905,536

Total			67,324,280

Software (7.5%)
Autodesk, Inc.	296,400	(b)	13,074,204
Intuit, Inc.	287,400	(b)	15,260,940
Microsoft Corp.	965,800		24,492,688
Oracle Corp.	1,671,157		55,766,509
Salesforce.com, Inc.	55,900	(b,e)	7,467,122
SuccessFactors, Inc.	399,500	(b,e)	15,616,455

Total			131,677,918

Specialty Retail (3.1%)
Abercrombie & Fitch Co., Class A	181,200		10,636,440
Dick’s Sporting Goods, Inc.	381,800	(b,e)	15,264,364
Limited Brands, Inc.	316,700		10,413,096
Lowe’s Companies, Inc.	700,600	(e)	18,516,858

Total			54,830,758

Textiles, Apparel & Luxury Goods (2.2%)
Coach, Inc.	295,900		15,398,636
Fossil, Inc.	171,100	(b,e)	16,023,515
Lululemon Athletica, Inc.	77,100	(b,c,e)	6,865,755

Total			38,287,906

Tobacco (2.1%)
Philip Morris International, Inc.	561,075	(e)	36,823,352

Trading Companies & Distributors (0.3%)
United Rentals, Inc.	163,800	(b,e)	5,451,264

Wireless Telecommunication Services (1.8%)
American Tower Corp., Class A	206,400	(b)	10,695,648
Millicom International Cellular SA	91,400	(c)	8,789,938
NII Holdings, Inc.	285,600	(b)	11,900,952

Total			31,386,538

Total Common Stocks (Cost: $1,381,672,934)			$1,725,005,361

Money Market Fund (1.5%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.229%	26,431,500	(f)	$26,431,500

Total Money Market Fund (Cost: $26,431,500)			$26,431,500

Investments of Cash Collateral Received for Securities on Loan (16.0%)

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Asset-Backed Commercial Paper (1.5%)
Cancara Asset Securitisation LLC
04-21-11	0.250%	$9,998,125	$9,998,125
Rhein-Main Securitisation Ltd.
04-12-11	0.551	9,986,250	9,986,250
04-18-11	0.551	998,671	998,671
Royal Park Investments Funding Corp.
06-17-11	0.601	4,992,333	4,992,333

Total			25,975,379

Certificates of Deposit (9.6%)
Bank of Nova Scotia
05-12-11	0.220	5,000,000	5,000,000
Canadian Imperial Bank
04-07-11	0.240	7,000,000	7,000,000
Credit Agricole
04-21-11	0.400	5,000,123	5,000,123
Credit Industrial et Commercial
06-07-11	0.400	5,000,000	5,000,000
06-13-11	0.400	4,000,000	4,000,000
Credit Suisse
04-15-11	0.240	7,000,000	7,000,000
Deutsche Bank AG
07-08-11	0.320	10,000,000	10,000,000
Development Bank of Singapore Ltd.
05-09-11	0.400	5,000,000	5,000,000
DZ Bank AG
04-08-11	0.400	2,000,000	2,000,000
Erste Bank der Oesterreichischen Sparkassen AG
04-04-11	0.380	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05-12-11	0.400	3,000,000	3,000,000
KBC Bank NV
04-22-11	0.450	5,000,000	5,000,000
04-29-11	0.450	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
06-08-11	0.340	7,000,000	7,000,000
N.V. Bank Nederlandse Gemeenten
04-27-11	0.380	10,000,000	10,000,000
Natixis
05-09-11	0.503	12,000,000	12,000,000
Pohjola Bank PLC
06-16-11	0.460	10,000,000	10,000,000
Rabobank Group
04-27-11	0.298	15,000,000	15,000,000
Societe Generale
07-01-11	0.364	8,000,000	8,000,000

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Sumitomo Mitsui Banking Corp.
04-14-11	0.330	10,000,000	10,000,000
Union Bank of Switzerland
04-18-11	0.334	7,000,000	7,000,000
United Overseas Bank Ltd.
04-18-11	0.390	6,000,000	6,000,000
Westpac Banking Corp.
05-09-11	0.230	10,000,000	10,000,000

Total			168,000,123

Commercial Paper (1.0%)
ASB Finance Ltd.
05-03-11	0.391	4,990,575	4,990,575
Cancara Asset Securitisation LLC
04-20-11	0.250	1,999,611	1,999,611
PB Capital Corp.
05-16-11	0.591	998,443	998,443
Suncorp Metway Ltd.
04-28-11	0.300	9,997,084	9,997,084

Total			17,985,713

	Effective	Principal
Issuer	yield	Amount	Value(a)
Repurchase Agreements (3.9%)(g)
Barclays Capital, Inc. dated 11-04-10, matures 04-15-11, repurchase price $5,000,563	0.270%	$5,000,000	$5,000,000
Cantor Fitzgerald & Co. dated 03-31-11, matures 04-01-11, repurchase price $50,000,319	0.230	50,000,000	50,000,000
Goldman Sachs & Co. dated 03-31-11, matures 04-01-11, repurchase price $13,726,421	0.160	13,726,360	13,726,360

Total			68,726,360

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $280,687,575)			$280,687,575

Total Investments in Securities (Cost: $1,688,792,009)(h)			$2,032,124,436

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depositary Receipt
(a)    Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2010.
(b)    Non-income producing.
(c)    Foreign security values are stated in U.S. dollars. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 5.35% of net assets.

(d)   Represents fractional shares.
(e)   At March 31, 2011, security was partially or fully on loan.
(f)   Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at March 31, 2011.
(g)   The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value (a)

Abbey National NA	$331,297
Arabella Ltd	470,994
BP Capital Markets PLC	170,734
BPCE	666,641
Dexia Delaware LLC	762,938
Electricite De France	599,720
European Investment Bank	475,799
Nationwide Building	326,024
Skandin Ens Banken AG	579,663
Societe Generale	866,190

Total Market Value of Collateral Securities	$5,250,000

Cantor Fitzgerald & Co. (0.230%)

Security Description	Value (a)

Breeds Hill Capital Ltd	$6,944
Fannie Mae Interest Strip	2,702,384
Fannie Mae Pool	23,801,781
Fannie Mae Principal Strip	254,702
Fannie Mae REMICS	792,570
Federal Farm Credit Bank	454,611
Federal Home Loan Banks	674,531
Federal Home Loan Mortgage Corp	395,172
Federal National Mortgage Association	309,096
FHLMC Structured Pass Through Securities	138,408
Freddie Mac Coupon Strips	2,995
Freddie Mac Gold Pool	3,373,147
Freddie Mac Non Gold Pool	10,220,333
Freddie Mac REMICS	1,012,473
Freddie Mac Strips	263,288
Ginnie Mae I Pool	715,321
Ginnie Mae II Pool	2,175,908
Government National Mortgage Association	844,956
LMA SA & LMA Americas	2,392
Metlife Short Term Funding	3,285
Sanofi-Aventis	10,212
Silver Tower US Fund	2,280
Suncorp-Metway Ltd	7,011
United States Treasury Inflation Indexed Bonds	150,224
United States Treasury Strip Coupon	2,447,803
United States Treasury Strip Principal	238,178

Total Market Value of Collateral Securities	$51,000,005

Goldman Sachs & Co. (0.160%)

Security Description	Value (a)

Government National Mortgage Association	$14,000,887

Total Market Value of Collateral Securities	$14,000,887

(h)   At March 31, 2011, the cost of securities for federal income tax purposes was approximately $1,688,792,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$359,610,000
Unrealized depreciation	(16,278,000)

Net unrealized appreciation	$343,332,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Oil, Gas & Consumable Fuels	$135,538,972	$28	$—	$135,539,000
All Other Industries	1,589,466,361	—	—	1,589,466,361

Total Equity Securities	1,725,005,333	28	—	1,725,005,361

Other
Affiliated Money Market Fund(c)	26,431,500	—	—	26,431,500
Investments of Cash Collateral Received for Securities on Loan	—	280,687,575	—	280,687,575

Total Other	26,431,500	280,687,575	—	307,119,075

Total	$1,751,436,833	$280,687,603	$—	$2,032,124,436

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Item 2.	Control and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Seligman Growth Fund, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton President and Principal Executive Officer

Date	May 20, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton President and Principal Executive Officer

Date	May 20, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke Treasurer and Principal Financial Officer

Date	May 20, 2011